Stock Options Valuation Assumptions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Stock Options Valuation Assumptions Details
Expected term (in years) Minimum	1.5	1.5
Expected term (in years) Maximum	10	10	10	10
Expected Volatility, Minimum	67.30%	67.30%	67.30%	80.50%
Expected Volatility, Maximum	139.50%	139.50%	78.90%	184.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate, Minimum	0.79%	0.79%	1.13%	2.24%
Risk-free interest rate, Maximum	2.32%	2.32%	2.32%	2.32%